Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Apr. 01, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Capitalized development costs	$ 0	$ 0
Indefinite life intangible assets	0
Right-of-use assets	0
Deficit	$ (163,534,626)	$ (102,671,364)	[1]
IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Weighted average incremental borrowing rate				5.14%

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).